INTANGIBLE ASSETS - Movements in impairment of Intangible assets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Value, at the beginning of the year	$ 2,407,444
Value, at the end of the year	2,312,933	$ 2,407,444
Impairment allowance
Intangible assets
Value, at the beginning of the year	(90,085)	(89,887)
Increases	(19)	(198)
Value, at the end of the year	$ (90,104)	$ (90,085)